Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2015
Registrant Name	dei_EntityRegistrantName	Fidelity Colchester Street Trust
Central Index Key	dei_EntityCentralIndexKey	0000356173
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 14, 2015
Document Effective Date	dei_DocumentEffectiveDate	Oct. 14, 2015
Prospectus Date	rr_ProspectusDate	May 30, 2015